GENERAL INFORMATION (Details) - Schedule of consolidated financial statements	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Latam Travel Chile S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.518.860-6			96.518.860-6
Company	Latam Travel Chile S.A. and Subsidiary			Latam Travel Chile S.A. and Subsidiary
Country of origin				Chile
Functional Currency				US$
Direct				99.99%
Indirect				0.01%
Total				100.00%
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.				96.969.680-0
Company				Lan Pax Group S.A. and Subsidiaries
Country of origin				Chile
Functional Currency				US$
Direct	99.8361%		99.8361%	99.8361%
Indirect	0.1639%		0.1639%	0.1639%
Total	100.00%		100.00%	100.00%
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Latam Airlines Per S.A.			Latam Airlines Per S.A.
Country of origin				Peru
Functional Currency				US$
Direct	23.62%		49.00%	49.00%
Indirect	76.19%		21.00%	21.00%
Total	99.81%		70.00%	70.00%
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	93.383.000-4			93.383.000-4
Company	Lan Cargo S.A.			Lan Cargo S.A.
Country of origin				Chile
Functional Currency				US$
Direct	99.894%		99.894%	99.894%
Indirect	0.0041%		0.0041%	0.0041%
Total	99.8981%		99.8981%	99.8981%
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Connecta Corporation			Connecta Corporation
Country of origin				U.S.A.
Functional Currency				US$
Direct	100.00%		100.00%	0.00%
Indirect	0.00%		0.00%	100.00%
Total	100.00%		100.00%	100.00%
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Prime Airport Services Inc. and Subsidiary (*)	[1]		Prime Airport Services Inc. and Subsidiary
Country of origin				U.S.A.
Functional Currency				US$
Direct	99.9714%		99.9714%	0.00%
Indirect	0.0286%		0.0286%	100.00%
Total	100.00%		100.00%	100.00%
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.951.280-7			96.951.280-7
Company	Transporte Areo S.A.			Transporte Areo S.A.
Country of origin				Chile
Functional Currency				US$
Direct	0.00%		99.9999%	0.00%
Indirect	100.00%		0.0001%	100.00%
Total	100.00%		100.00%	100.00%
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.631.520-2			96.631.520-2
Company	Fast Air Almacenes de Carga S.A.			Fast Air Almacenes de Carga S.A.
Country of origin				Chile
Functional Currency				CLP
Direct	99.89%		99.89%	0.00%
Indirect	0.11%		0.11%	100.00%
Total	100.00%		100.00%	100.00%
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Laser Cargo S.R.L.			Laser Cargo S.R.L.
Country of origin				Argentina
Functional Currency				ARS
Direct	96.2208%		96.2208%	0.00%
Indirect	3.2208%		3.7792%	100.00%
Total	99.4416%		100.00%	100.00%
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Lan Cargo Overseas Limited and Subsidiaries (*)	[1]		Lan Cargo Overseas Limited and Subsidiaries
Country of origin				Bahamas
Functional Currency				US$
Direct	99.98%		99.98%	0.00%
Indirect	0.02%		0.02%	100.00%
Total	100.00%		100.00%	100.00%
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.969.690-8			96.969.690-8
Company	Lan Cargo Inversiones S.A. and Subsidiary (*)	[1]		Lan Cargo Inversiones S.A. and Subsidiary
Country of origin				Chile
Functional Currency				US$
Direct	99.00%		99.00%	0.00%
Indirect	1.00%		1.00%	100.00%
Total	100.00%		100.00%	100.00%
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.575.810-0			96.575.810-0
Company	Inversiones Lan S.A. and Subsidiaries (*)	[1]		Inversiones Lan S.A. and Subsidiaries
Country of origin				Chile
Functional Currency				US$
Direct	99.71%		99.71%	99.71%
Indirect	0.29%		0.29%	0.29%
Total	100.00%		100.00%	100.00%
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	96.847.880-K			96.847.880-K
Company	Technical Trainning LATAM S.A.			Technical Trainning LATAM S.A.
Country of origin				Chile
Functional Currency				CLP
Direct	99.83%		99.83%	99.83%
Indirect	0.17%		0.17%	0.17%
Total	100.00%		100.00%	100.00%
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Latam Finance Limited			Latam Finance Limited
Country of origin				Cayman Island
Functional Currency				US$
Direct	100.00%		100.00%	100.00%
Indirect	0.00%		0.00%	0.00%
Total	100.00%		100.00%	100.00%
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Peuco Finance Limited			Peuco Finance Limited
Country of origin				Cayman Island
Functional Currency				US$
Direct	100.00%		100.00%	100.00%
Indirect	0.00%		0.00%	0.00%
Total	100.00%		100.00%	100.00%
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Profesional Airline Services INC.			Profesional Airline Services INC.
Country of origin				U.S.A.
Functional Currency				US$
Direct	100.00%		100.00%	100.00%
Indirect	0.00%		0.00%	0.00%
Total	100.00%		100.00%	100.00%
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	Jarletul S.A.			Jarletul S.A.
Country of origin				Uruguay
Functional Currency				US$
Direct	99.00%		99.00%	99.00%
Indirect	1.00%		1.00%	1.00%
Total	100.00%		100.00%	100.00%
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of consolidated financial statements [Line Items]
Tax No.	Foreign			Foreign
Company	TAM S.A. and Subsidiaries (*)	[1]		TAM S.A. and Subsidiaries (*)	[2]
Country of origin				Brazil
Functional Currency				BRL
Direct	63.0901%		63.0901%	63.0901%
Indirect	36.9099%		36.9099%	36.9099%
Total	100.00%		100.00%	100.00%

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.
[2]	As of December 31, 2020, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.